Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 09, 2023	Jun. 30, 2022
Document and Entity Information
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Entity File Number	0-16540
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1405357
Entity Address, Address Line One	201 South Fourth Street
Entity Address, City or Town	Martins Ferry
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43935
City Area Code	740
Local Phone Number	633-0445
Title of 12(b) Security	Common Stock, Par Value $1.00
Trading Symbol	UBCP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Public Float			$ 79,409,419
Entity Common Stock, Shares Outstanding		5,740,251
Entity Central Index Key	0000731653
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	FORVIS, LLP
Auditor Firm ID	74
Auditor Location	Cincinnati, Ohio